Financial Instruments - Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gains on derivatives
Realized gains (losses) on derivatives	$ 9,156	$ (2,594)
Unrealized (losses) gains on derivatives	(3,763)	6,137
Gains (losses) on financial assets at fair value through profit or loss	$ 5,393	$ 3,543